Assets and Liabilities Held for Sale	6 Months Ended
Jun. 30, 2018
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Assets and Liabilities Held for Sale

27. ASSETS AND LIABILITIES HELD FOR SALE

Following Court approval of our Ring-Fence Transfer Scheme on 11 and 12 June 2018, management considered the related business transfers to be highly probable at 30 June 2018. As such, the Santander UK group reclassified the following assets and liabilities as held for sale:

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The prohibited business of Abbey National Treasury Services plc, save for a small pool of residual assets, which mainly included our derivatives business with financial institutions, certain corporates and our gilt-edged market making business. These were transferred to the Banco Santander SA group in July 2018.

At 30 June 2018 these assets and liabilities comprised:

Net assets held for sale £m
Assets
Trading assets	1,967
Derivative financial instruments	19,661
Other financial assets at fair value through profit and loss	309
Loans and advances to banks	27
Loans and advances to customers	748
Reverse repurchase agreements- non trading	74
Financial investments	104

Total assets held for sale	22,890

Liabilities
Deposits by banks	23
Trading liabilities	1,842
Derivative financial instruments	18,793

Total liabilities held for sale	20,658

Net assets held for sale	2,232

These business transfers have been, or will be, made for a cash consideration equivalent to the book value of the associated assets and liabilities, which represents a fair value for the Santander UK group. Costs to sell are expected to be immaterial.